UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22285
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Hatteras Ramius Advantage Fund
(Formerly known as Hatteras 1099 Advantage Fund)
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
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Date of fiscal year end: March 31
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Date of reporting period: December 31, 2009
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Ramius Advantage Fund

Schedule of Investments - December 31, 2009 (unaudited)

Hatteras Ramius Advantage Fund (1)

Investment in Hatteras Ramius Advantage Institutional Fund, at value - 98.97% (Cost $8,996,044)	$9,056,254
Other assets in excess of liabilities - 1.03%	94,196
Net Assets – 100.00%	9,150,450

(1)	Invests the majority of its assets in Hatteras Ramius Advantage Institutional Fund.
The Schedule of Investments of Hatteras Ramius Advantage Institutional Fund is included below.

Hatteras Ramius Advantage Institutional Fund

Schedule of Investments - December 31, 2009 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
Percentages are as follows:
Absolute Return (21.06%)
Enhanced Fixed Income (11.11%)
Opportunistic Equity (46.05%)
Short-Term Investment (13.74%)

	Cost	Fair Value
Investments in Adviser Funds (78.22%)

Absolute Return (21.06%)
BlueTrend Fund Limited	$299,000	$304,332
Centaurus International Risk Arbitrage Fund, Ltd.	300,000	304,500
Goldman Sachs Investment Partners, L.P.	368,000	375,588
Paulson Advantage Ltd.	414,000	427,067
Roy G. Niederhoffer Div Offshore, Ltd. A	276,000	227,059
Taconic Opportunity Offshore Fund, Ltd.	322,000	328,468

Total Absolute Return (21.06%)		1,967,014

Enhanced Fixed Income (11.11%)
Brigade Leveraged Capital Structures Fund, Ltd.	299,000	303,855
Claren Road Credit Fund, Ltd.	368,000	377,331
MKP Credit Offshore, Ltd.	368,000	356,075

Total Enhanced Fixed Income (11.11%)		1,037,261

Hatteras Ramius Advantage Institutional Fund

Schedule of Investments - December 31, 2009 (Unaudited)(continued)

	Cost	Fair Value
Opportunistic Equity (46.05%)
Ascend Partners Fund II, Ltd.	$345,000	$350,823
Avesta Fund, Ltd.	299,000	307,725
Brevan Howard Fund, Ltd.	414,000	416,748
Comac Global Macro Fund, Ltd.	276,000	284,606
Investcorp Stoneworks Global Macro Fund Limited	276,000	271,720
Ivory Offshore Flagship Fund, Ltd.	299,000	300,944
Karsch Capital, Ltd.	322,000	332,314
OMG Opportunities 2x Fund, Ltd.	299,000	300,621
Pershing Square International, Ltd.	276,000	310,300
PFM Diversified Offshore Fund, Ltd.	400,000	420,015
Prologue Feeder Fund, Ltd.	300,000	300,090
SCP Ocean Fund, Ltd.	400,000	417,589
Trian Partners, Ltd.	276,000	286,398

Total Opportunistic Equity (46.05%)		4,299,893

Total Investments in Adviser Funds (Cost $7,196,000) (78.22%)		7,304,168

Short-Term Investments (13.74%)

Federated Prime Obligations Fund #10	1,283,500	1,283,500

Total Short-Term Investments (Cost $1,283,500) (13.74%)		1,283,500

Total Investments (Cost $8,479,500) (91.96%)		8,587,668

Other assets (8.04%)		750,460

Net Assets – 100.00%		$9,338,128

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Fair Value Measurements which establishes the definition of fair values and provides for a framework for measuring fair value.  It also expands disclosure about the use of fair value to measure assets and liabilities.  In April 2009, FASB issued Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, effective for interim and annual periods ending after June 15, 2009.  Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly expands existing fair value measurement disclosure to include a breakout of the current Fair Value Measurements chart to add category and/or security types.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•      Level 1 – quoted prices (unadjusted) in active markets for identical investments

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments in Adviser Funds	Level 1	Level 2	Level 3	Total
Absolute Return	$-	$1,967,014	$-	$1,967,014
Enhanced Fixed Income	-	1,037,261	-	1,037,261
Opportunistic Equity	-	4,299,893	-	4,299,893
Short-Term Investment	1,283,500	-	-	1,283,500
Total	$1,283,500	$7,304,168	$-	$8,587,668

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of December 31, 2009, the Fund had not entered into any derivative instruments.

Federal Income Tax Information

At December 31, 2009, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$8,996,044

Gross Unrealized Appreciation	$60,210
Gross Unrealized Depreciation	-

Net Unrealized Appreciation (Depreciation) on Investments	$60,210

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There  were  no  changes  in the  registrant's  internal  control  over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d))  that occurred during the  registrant's  last fiscal quarter that have  materially  affected,  or are  reasonably  likely to materially  affect,  the  registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Ramius Advantage Fund

By (Signature and Title)* /s/ David B. Perkins___________________________
                          David B. Perkins, President
                          (principal executive officer)

Date March 1, 2010__________

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David B. Perkins___________________________
                          David B. Perkins, President
                          (principal executive officer)

Date March 1, 2010__________

By (Signature and Title)* /s/ R. Lance Baker___________________________
                          R. Lance Baker, Treasurer
                          (principal financial officer)

Date March 1, 2010__________

* Print the name and title of each signing officer under his or her signature.